ACCOUNTS AND NOTES RECEIVABLE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Accounts Receivable, Net, Current	$ 1,113,944		$ 1,113,944		$ 1,864,506	$ 2,052,000
Sales Returns and Allowances, Goods	266,930	0	1,229,710	0	0	0
Note Receivable, Face Amount					1,000,000
Note Receivable, Stated Interest Rate, Percentage					5.00%
Notes, Loans and Financing Receivable, Net, Noncurrent	155,000		155,000		0	0
Notes, Loans and Financing Receivable, Net, Current	0		0		115,000	0
Payments to Acquire Notes Receivable			40,000	0	115,000	(104,650)
Legislation Change in San Diego [Member]
ACCOUNTS AND NOTES RECEIVABLE (Details) [Line Items]
Accounts Receivable, Gross	17,000		17,000
Sales Returns and Allowances, Goods	$ 842,825		$ 842,825